Legal Proceedings - Additional Information (Detail) $ in Thousands					12 Months Ended
	Jan. 12, 2017 USD ($)	Dec. 28, 2016 USD ($)	Nov. 27, 2013 LegalMatter	Jun. 14, 2013 LegalMatter	Apr. 29, 2017 USD ($)
Legal Claim
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed | LegalMatter				1
Damages awarded	$ 270	$ 267			$ 1,330
Prejudgment interest sought		90
Addition by court in prejudgment interest sought		3
Damages or ongoing royalties refused award value		13
Litigation damage final judgment amount		282
Issue of costs awarded		27
Additional costs sought to recover		$ 25
Legal Claim | Pending Litigation
Loss Contingencies [Line Items]
Tax cost sought by plaintiff					$ 110
Carag
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed | LegalMatter			1